Note 23 - Parenthetical Information Changes in Goodwill (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Changes in Goodwill [Abstract]
Reclassification of AM Goodwill to assets held for sale		€ 56
Group recorded new goodwill to IB CGU	€ 235
Group recorded new goodwill to CB CGU		€ 5